Condensed Financial Information of the Company - Statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Costs of revenues
Total costs of revenues	$ (422,551)	¥ (2,905,249)	¥ (722,830)	¥ (577,870)
Sales and marketing expenses	(1,955,031)	(13,441,813)	(1,344,582)	(168,990)
General and administrative expenses	(939,075)	(6,456,612)	(133,207)	(14,793)
Total operating expenses	(3,056,430)	(21,014,482)	(1,616,970)	(213,204)
Operating loss	(1,570,758)	(10,799,741)	(595,724)	(286,210)
Interest income	85,076	584,940	80,783	4,460
Foreign exchange gain/(loss)	1,460	10,037	(11,547)	475
Changes in the fair value of warrant liability				(8,668)
Loss before income tax	(1,486,020)	(10,217,125)	(525,115)	(291,977)
Net loss	(1,486,020)	(10,217,125)	(525,115)	(291,977)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation difference, net of tax of nil	154,008	1,058,884	(47,681)	20,001
Comprehensive loss	(1,332,012)	(9,158,241)	(572,796)	(271,976)
Other comprehensive income/(loss), tax		0	0	0
Foreign currency translation difference, tax		0	0	0
Online marketplace services
Costs of revenues
Total costs of revenues	(422,551)	(2,905,249)	(719,778)	(93,551)
Parent Company | Reportable legal entity
Costs of revenues
Total costs of revenues	71,423	491,069
Sales and marketing expenses	(597)	(4,106)
General and administrative expenses	(596)	(4,101)	(165)	(138)
Total operating expenses	(1,193)	(8,207)	(165)	(138)
Operating loss	(72,616)	(499,276)	(165)	(138)
Interest income	30,194	207,597	8,264	41
Foreign exchange gain/(loss)	16	113
Share of losses from subsidiary, the VIE and subsidiary of the VIE	(1,443,614)	(9,925,559)	(533,214)	(283,212)
Changes in the fair value of warrant liability				(8,668)
Loss before income tax	(1,486,020)	(10,217,125)	(525,115)	(291,977)
Net loss	(1,486,020)	(10,217,125)	(525,115)	(291,977)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation difference, net of tax of nil	154,008	1,058,884	(47,681)	20,001
Comprehensive loss	(1,332,012)	(9,158,241)	(572,796)	(271,976)
Other comprehensive income/(loss), tax		0	0	0
Foreign currency translation difference, tax		0	¥ 0	¥ 0
Parent Company | Reportable legal entity | Online marketplace services
Costs of revenues
Total costs of revenues	$ 71,423	¥ 491,069